Other Reserves	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Other reserves
C.4	Other reserves

	2023 US$m	2022 US$m	2021 US$m
Other reserves
Employee benefits reserve	290	278	232
Foreign currency translation reserve	795	796	793
Hedging reserve 1	88	(586)	(400)
Distributable profits reserve 2	4,118	3,541	58
Other reserves	(30)	2	-
	5,261	4,031	683

1.	For the year ended 31 December 202 3 , the portion of the hedging reserve relating to settled hedges is $80 million (2022: $226 million ) .
2.
For the year ended 31 December 2023, the Group transferred $4,830 million (2022:
 $5,553
 million) of retained earnings to the distributable profits reserve. The increase was offset by the 2022 final and 2023 interim dividend payments of $4,253 million (2022 interim dividend payment:
$2,070

million).

Nature and purpose
Employee benefits reserve
Used to record share-based payments associated with the employee share plans.
Foreign currency translation reserve
Used to record foreign exchange differences arising from the translation of the financial statements of foreign entities from their functional currency to the Group’s presentation currency.
Hedging reserve
Used to record gains and losses on effective portion of hedges designated as cash flow hedges, and foreign currency basis spread arising from the designation of a financial instrument as a hedging instrument. Gains and losses accumulated in the cash flow hedge reserve for qualifying assets are capitalised against the carrying amount of that asset and recognised in the income statement as the asset is depreciated.
Distributable profits reserve
Used to record distributable profits generated by the Parent entity, Woodside Energy Group Ltd.
Other reserves
Used to record gains and losses on financial instruments at fair value through other comprehensive income.